Note 7 - Stockholder's Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

6. Stockholder's Equity

Preferred Stock

As discussed in Note 3, Merger, we retroactively adjusted the shares issued and outstanding prior to July 29, 2022 to give effect to the exchange ratio established in the Business Combination Agreement to determine the number of shares of common stock into which they were converted.

Prior to the Business Combination, Legacy Apexigen had shares of $0.001 par value Series A-1, Series A-2, Series B, and Series C preferred stock outstanding, all of which were convertible into shares of common stock of Legacy Apexigen on a 1:1 basis, subject to certain anti-dilution protections. Upon the closing of the merger, the outstanding shares of preferred stock were converted into common stock of Legacy Apexigen, and then into common stock of Apexigen at a ratio of 1:0.102448, the exchange rate established in the Business Combination Agreement.

	July 29, 2022 (Closing Date)
Convertible Preferred Stock	Preferred Stock Shares	Exchange Ratio	Common Stock Shares
Series A-1 (pre-combination)	39,196,116	0.102448	4,015,564
Series A-2 (pre-combination)	12,625,343	0.102448	1,293,442
Series B (pre-combination)	14,218,546	0.102448	1,456,662
Series C (pre-combination)	79,090,623	0.102448	8,102,706
Total	145,130,628		14,868,374

As of March 31, 2023, we are authorized to issue 20,000,000 shares of preferred stock with a par value of $0.0001 per share. The board of directors (the "Board") has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares. As of March 31, 2023, we had no shares of preferred stock outstanding.

Common Stock

The holders of common stock are entitled to one vote per share on all matters to be voted on by the stockholders of Apexigen. Subject to the preferences that may be applicable to any outstanding shares of the convertible preferred stock, the holders of the common stock are entitled to receive ratably such dividends, if any, as the Board may declare. The Board has declared no dividends to date.

At March 31, 2023, we had reserved the following shares of common stock for the following purposes:

Equity awards issued and outstanding	5,172,649
Equity awards available for future grants	1,853,805
Shares available for Employee Stock Purchase Plan	483,801
Common stock warrants	5,824,314
Total common stock reserved for issuance	13,334,569

Private Offerings

In March 2022, we entered into subscription agreements with certain investors for a private investment in public equity transaction (“2022 PIPE”) to close concurrently with the merger (see Note 3). In July 2022, we received aggregate gross proceeds of $19.0 million funded by $4.5 million in cash held in BCAC’s trust account net of redemption and $14.5 million from the 2022 PIPE. The aggregate gross proceeds were offset by transaction costs of $9.2 million and payments of previous BCAC's debts totaled $0.9 million. The PIPE investors ("2022 PIPE Investors") received an aggregate of 1,452,000 unit (each a “2022 PIPE Unit”) at a purchase price of $10.00 per unit. Each 2023 PIPE Unit consists of one share of common stock and one-half of one warrant. Each whole warrant entitles the 2022 PIPE Investors to purchase one share of common stock at exercise price of $11.50 per share during the period commencing six months after July 29, 2022 and terminating on five-year anniversary of July 29, 2022, or earlier upon redemption or liquidation.

In January 2023, we received aggregate gross proceeds of $2.8 million from a private investment in public equity transaction ("2023 PIPE"). The aggregate gross proceeds were offset by transaction costs of $0.7 million recorded in 2023, where $0.3 million were paid and $0.4 million were accrued as of March 31, 2023. The PIPE investors ("2023 PIPE Investors") received an aggregate of 1,995,708 unit (each a “2023 PIPE Unit”) at a purchase price of $1.40 per unit. Each 2023 PIPE Unit consists of one share of common stock and one warrant. Each warrant entitles the 2023 PIPE Investors to purchase one share of common stock at an exercise price of $1.40 per share during the period commencing six months after January 30, 2023 and terminating on July 30, 2028, or earlier upon redemption or liquidation. We also entered into a letter agreement with the placement agent, pursuant to which it served as the exclusive placement agent for us in connection with the 2023 PIPE. We paid the placement agent a cash fee equal to 7% of the aggregate gross proceeds from the 2023 PIPE. The placement agent received warrants to purchase up to 99,785 shares of common stock on substantially the same terms as the 2023 PIPE warrants, except that the placement agent's warrants have an exercise price equal to 125% of the price paid by investors in the 2023 PIPE, or $1.75 per share of common stock.

Lincoln Park

In conjunction with the merger, we entered into an equity line agreement and a registration rights agreement (“RRA”) with Lincoln Park in March 2022, which provides that we may sell to Lincoln Park up to $50.0 million of shares (the “Purchase Shares”) of our common stock. The aggregate number of shares that we can sell to Lincoln Park under the equity line agreement may not exceed 4.99% of the outstanding common stock, subject to certain exceptions set forth in the equity line agreement.

At the closing of the merger, we issued 150,000 shares of common stock to Lincoln Park as an initial fee for its commitment to purchase shares of our common stock under the equity line agreement. On the date that is 90 calendar days after the merger, we were obligated to issue additional commitment shares to Lincoln Park, calculated as the lesser of (i) $1.5 million of shares of common stock at a price per share equal to the arithmetic average of the closing sale price for our common stock during the ten consecutive business days immediately preceding the share delivery date and (ii) 500,000 shares of common stock. We issued 500,000 additional commitment shares to Lincoln Park in October 2022 and the liability was remeasured. Change in fair value of liability for common stock to be issued was approximately $205,000 for the year ended December 31, 2022.

Subject to the terms of the equity line agreement, we have the right, in our sole discretion, to present Lincoln Park with a purchase notice (a “Regular Purchase Notice”), provided that the closing stock price of the common stock on the Nasdaq is not below $3.00 per share. Each Regular Purchase Notice would direct Lincoln Park to purchase up to $500,000 of Purchase Shares (a “Regular Purchase”), which amounts may be increased under certain circumstances. Lincoln Park’s obligation under any single Regular Purchase generally will not exceed $1.0 million. The equity line agreement provides for a purchase price per Purchase Shares for each Regular Purchase (the “Purchase Price”) equal to the lesser of (i) the lowest sale price of the common stock on the Nasdaq on the purchase date of such shares; and (ii) the average of the three lowest closing sale prices for the common stock traded on the Nasdaq during the ten consecutive business days ending on the business day immediately preceding the purchase date of such shares.

In addition, on any date on which we submit a Regular Purchase Notice for the maximum amount allowed for such a Regular Purchase to Lincoln Park, we also have the right, in our sole discretion, to present Lincoln Park with an accelerated purchase notice (an “Accelerated Purchase Notice”), directing Lincoln Park to purchase an amount of Purchase Shares (an “Accelerated Purchase”), which number of Purchase Shares will not exceed the lesser of (i) 300% of the number of shares purchased pursuant to such Regular Purchase Notice and (ii) 30% of the total volume of shares of the common stock traded on the Nasdaq during the Accelerated Purchase period. The purchase price per Purchase Share for each such Accelerated Purchase will be equal to the lesser of 95% of (i) the volume-weighted average price of the common stock on the Nasdaq during the applicable Accelerated Purchase period on the applicable Accelerated Purchase date; and (ii) the closing sale price of the common stock on the Nasdaq on the applicable Accelerated Purchase date. Lincoln Park has no obligation to purchase shares under the equity line agreement unless we comply with the terms of the RRA.

In September 2022, we received aggregate proceeds of $2.5 million from Regular Purchases of 616,684 shares of common stock under the equity line agreement.

7. Stockholder's Equity

Preferred Stock

As discussed in Note 3, Business Combination, we retroactively adjusted the shares issued and outstanding prior to July 29, 2022 to give effect to the exchange ratio established in the Business Combination Agreement to determine the number of shares of common stock into which they were converted.

Prior to the Business Combination, Legacy Apexigen had shares of $0.001 par value Series A-1, Series A-2, Series B, and Series C preferred stock outstanding, all of which were convertible into shares of common stock of Legacy Apexigen on a 1:1 basis, subject to certain anti-dilution protections. Upon the Closing, the outstanding shares of preferred stock were converted into common stock of Legacy Apexigen, and then into common stock of Apexigen at a ratio of 1:0.102448, the exchange rate established in the BCA.

	July 29, 2022 (Closing Date)
Convertible Preferred Stock	Preferred Stock Shares	Exchange Ratio	Common Stock Shares
Series A-1 (pre-combination)	39,196,116	0.102448	4,015,564
Series A-2 (pre-combination)	12,625,343	0.102448	1,293,442
Series B (pre-combination)	14,218,546	0.102448	1,456,662
Series C (pre-combination)	79,090,623	0.102448	8,102,706
Total	145,130,628		14,868,374

As of December 31, 2022, we are authorized to issue 20,000,000 shares of preferred stock with a par value of $0.0001 per share. The board of directors (the "Board") has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares. As of December 31, 2022, we had no shares of preferred stock outstanding.

Common Stock

The holders of common stock are entitled to one vote per share on all matters to be voted on by the stockholders of Apexigen. Subject to the preferences that may be applicable to any outstanding shares of the convertible preferred stock, the holders of the common stock are entitled to receive ratably such dividends, if any, as the Board may declare. The Board has declared no dividends to date.

At December 31, 2022, we had reserved the following shares of common stock for the following purposes:

Equity awards issued and outstanding	4,839,554
Equity awards available for future grants	1,065,423
Shares available for Employee Stock Purchase Plan	257,341
Common stock warrants	3,728,821
Total common stock reserved for issuance	9,891,139

Lincoln Park

In conjunction with the Business Combination (see Note 1), we entered into a purchase agreement (the “Lincoln Park Purchase Agreement”) and a registration rights agreement (“RRA”) with Lincoln Park in March 2022, which provides that we may sell to Lincoln Park up to $50.0 million of shares (the “Purchase Shares”) of our common stock. The aggregate number of shares that we can sell to Lincoln Park under the Lincoln Park Purchase Agreement may not exceed 4.99% of the outstanding common stock, subject to certain exceptions set forth in the Lincoln Park Purchase Agreement.

On the date of Closing, we issued 150,000 shares of common stock to Lincoln Park as an initial fee for its commitment to purchase shares of our common stock under the Lincoln Park Purchase Agreement. On the date that is 90 calendar days after the date of Closing, we were obligated to issue to Lincoln Park the lesser of (i) $1.5 million of shares of common stock at a price per share equal to the arithmetic average of the closing sale price for our common stock during the ten consecutive business days immediately preceding the share delivery date and (ii) 500,000 shares of common stock. We recorded the additional commitment shares as liability for common stock to be issued in the consolidated balance sheets upon the date of Closing. Liability for common stock to be issued was $1.4 million as of date of Closing. The liability is subject to re-measurement at each balance sheet date until issued, and any change in fair value is recognized and included as other income, net in the consolidated statements of operations and comprehensive loss. The additional commitment shares of 500,000 shares were issued in October 2022 and the liability was remeasured. Change in fair value of liability for common stock to be issued was approximately $205,000 for the year ended December 31, 2022.

Subject to the terms of the Lincoln Park Purchase Agreement, we have the right, in our sole discretion, to present Lincoln Park with a purchase notice (a “Regular Purchase Notice”), provided that the closing stock price of the common stock on the Nasdaq is not below $3.00 per share. Each Regular Purchase Notice would direct Lincoln Park to purchase up to $500,000 of Purchase Shares (a “Regular Purchase”), which amounts may be increased under certain circumstances. Lincoln Park’s committed obligation under any single Regular Purchase generally will not exceed $1.0 million. The Lincoln Park Purchase Agreement provides for a purchase price per Purchase Shares for each Regular Purchase (the “Purchase Price”) equal to the lesser of (i) the lowest sale price of the common stock on the Nasdaq on the purchase date of such shares; and (ii) the average of the three lowest closing sale prices for the common stock traded on the Nasdaq during the ten consecutive business days ending on the business day immediately preceding the purchase date of such shares.

In addition, on any date on which we submit a Regular Purchase Notice for the maximum amount allowed for such a Regular Purchase to Lincoln Park, we also have the right, in our sole discretion, to present Lincoln Park with an accelerated purchase notice (an “Accelerated Purchase Notice”), directing Lincoln Park to purchase an amount of Purchase Shares (an “Accelerated Purchase”), which number of Purchase Shares will not exceed the lesser of (i) 300% of the number of shares purchased pursuant to such Regular Purchase Notice and (ii) 30% of the total volume of shares of the common stock traded on the Nasdaq during the Accelerated Purchase period. The purchase price per Purchase Share for each such Accelerated Purchase will be equal to the lesser of 95% of (i) the volume-weighted average price of the common stock on the Nasdaq during the applicable Accelerated Purchase period on the applicable Accelerated Purchase date; and (ii) the closing sale price of the common stock on the Nasdaq on the applicable Accelerated Purchase date. Lincoln Park has no obligation to purchase shares under the Lincoln Park Purchase Agreement unless we comply with the terms of the RRA.

In September 2022, we received aggregate proceeds of $2.5 million from Regular Purchases of 616,684 shares of common stock under the Lincoln Park Purchase Agreement.